Investment Strategy	Dec. 31, 2025
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including Real Estate Investment Trusts (“REITs”).

For purposes of the Fund’s investment policies, CenterSquare Investment Management LLC (“CenterSquare Sub-Adviser” or “Sub-Adviser”) considers a company to be principally engaged in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of its assets invested in residential, commercial or industrial real estate. The Fund invests primarily in REITs (mainly equity REITs), listed Real Estate Operating Companies (“REOCs”) and equity securities of companies whose principal business is the ownership management and/or development of income producing and for-sale real estate. Investments will primarily be comprised of equity REITs and REOCs but may also include hybrid and mortgage REITs.

The Fund may invest in companies representing a broad range of market capitalizations, which generally may include large-, mid-, and small-capitalization companies. The Fund also may invest up to 10% of the Fund’s assets in initial public offerings (“IPOs”) and up to 10% of the Fund’s assets in exchange-traded funds (“ETFs”). The IPOs and ETFs in which the Fund invests are primarily comprised of REITs or REOCs traded on U.S. exchanges.

The Fund is non-diversified and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund.

Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks capital appreciation while trying to achieve lower volatility than the broad equity market.

To achieve the Fund’s investment objective, Mutual of America Capital Management, LLC (“MoA” or “Sub-Adviser”), employs a long/short strategy and allocates the Fund’s assets by primarily investing in large and mid-capitalization equity securities. Under normal market conditions, the Sub-Adviser generally expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, not exceeding 120% of the Fund’s net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%, consistent with the Sub-Adviser’s expectations of investment opportunities within the equity market.

The Sub-Adviser primarily utilizes fundamental and quantitative research to construct the Fund’s portfolio. Generally, long positions are held in companies that the Sub-Adviser believes to be undervalued or have superior growth potential relative to its peers, while short positions are held in companies where the opposite is true, or to capture a specific risk identified in the market.

The Fund’s equity securities investments may include common stocks of United States companies of any size, but the Sub-Adviser expects to invest in long and short positions primarily in the large and mid-capitalization segments of the equity market.

The Fund will engage in short sales of securities for hedging purposes and to profit from an anticipated decline in the price of the securities sold short.

The asset allocation strategies utilized by the Sub-Adviser will apply a quantitative screen to prioritize investment opportunities for further fundamental analysis. This quantitative and research-driven process will be applied to both the long and short investment positions of the Fund. The Sub-Adviser may select growth stocks or value stocks as it deems appropriate.

The Sub-Adviser may sell a security once it believes it has achieved its expected return or if it believes there are superior investment opportunities available. The Sub-Adviser may also sell securities if its thesis about the security changes or it needs to make portfolio adjustments to stay within portfolio construction guidelines. The Sub-Adviser may cover the short sale of a security once it has achieved its expected return or it believes there are superior investment opportunities available. The Portfolio Managers have a collaborative approach to ensure the construction of a diversified portfolio, while prioritizing the potential for higher returns and minimizing unwanted risks.

Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Tran Capital Management, L.P., the investment sub-adviser (the “Tran Sub-Adviser” or “Sub-Adviser”) normally invests in the common stocks of approximately 20 to 30 mid- and large-cap companies with market capitalizations greater than $2 billion that have, in the Tran Sub-Adviser’s opinion, a competitive advantage. The Sub-Adviser uses an intensive fundamental due diligence research process to attempt to identify companies with owner-oriented management teams that, in the view of the Sub-Adviser, generate consistently high returns on capital. Additionally, the companies in which the Fund invests will, in the opinion of the Sub-Adviser, possess high margins, strong cash flow, zero-to-moderate debt and trade at a price below intrinsic value.

Under normal market conditions, the Fund will invest at least 80% of its assets in sustainable equity securities. For this purpose, the Sub-Adviser defines sustainable securities as those that score 3 or higher on its internal 5-point ESG scale based on the evaluation of factors described below. In ranking a company’s ESG criteria, the Sub-Adviser considers both the external impact of a company’s product or service and the company’s internal policies, controls, and interactions with shareholders, employees, and other stakeholders. External and internal factors are weighted equally. The Sub-Adviser does not employ negative screening and will consider all companies in all industries for the portfolio.

Through its investment process, the Sub-Adviser seeks to build an understanding of the competitive advantages, financial drivers, and key risks and uncertainties related to an investment under consideration. The Sub-Adviser believes that its “ESG” framework (as further described below) can aid in identifying sustainable franchises and may, in its view, better position the Fund to perform over the long term and through market cycles. The Sub-Adviser’s internally-developed ESG framework considers environmental, social, and governance risks and value-creation opportunities. The Sub-Adviser obtains information related to the application of its ESG framework through the Sub-Adviser’s own research and analysis of publicly available information, including information related to a company’s existing policies and actions related to social responsibility, as determined by the Sub-Adviser’s ESG framework. The Sub-Adviser also obtains data and information which is incorporated into its ESG framework through direct engagement with management teams of the Fund’s portfolio companies or potential portfolio companies.

The Sub-Adviser takes a qualitative approach to ESG integration. By assessing a security’s positive, neutral, or negative impact on these internal and external ESG issues, the Sub-Adviser aims to identify value-creating opportunities and avoid value-destructing risk. To the extent that the Sub-Adviser has strong data, evidence, and ability to estimate the materiality of ESG risks and opportunities, financial models and valuation analysis may be adjusted to incorporate material factors. The Sub-Adviser weights its internal rating for a security’s acceptability under each ESG factor to make a decision.

External factors considered include, but are not limited to:

•	a company’s contribution to climate change and goals for reaching net zero
•	impact on natural resources
•	promotion of clean, renewable, and green activities
•	product safety and responsibility
•	interaction with the communities served by the company
•	promotion of access to information, healthcare, financing, etc.
•	strength of ESG reporting and quality of disclosures and transparency

Internal factors considered include, but are not limited to:

•	policies and actions that promote sustainability
•	footprint of corporate facilities
•	treatment of employees
•	diversity & inclusion measures along with goals or policies for improvement
•	having and enabling a culture of feedback
•	diverse representation on the Board of Directors and executive team
•	management alignment with shareholders
•	strong checks and balances

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Sub-Adviser chooses to sell securities from the portfolio when the fundamentals of the company are deteriorating or when the Sub-Adviser identifies better opportunities. When considering better opportunities, securities that may score poorly with respect to such factors may be purchased and retained by the Fund while the Fund may sell or not invest in securities that may score strongly on such factors because the Sub-Adviser considers the poor ESG security to be a better value. Securities in the Fund’s portfolio that score poorly (i.e., 2 or less on the Sub-Adviser’s 5-point scale) with respect to the ESG factors described above will not be counted towards the Fund’s 80% policy.

Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of sustainable infrastructure companies. The Fund will invest directly in the shares of companies (including listed investment trusts, real estate investment trusts (“REITs”), ETFs or units of master limited partnerships (“MLPs”) that, in each case, invest in infrastructure companies and are publicly-traded (listed) on stock exchanges in developed markets, meaning North America, Western Europe and Asia Pacific (specifically Australia, New Zealand, Singapore, Japan, Hong Kong); and that own and operate real infrastructure or sustainable assets anywhere in the world. Such companies’ revenue streams are typically directly or indirectly supported by long-term government or public sector contracts and government supported initiatives.

The Fund considers a company to be an infrastructure company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, such as the physical structures, networks and systems of transportation, energy, water and sewage, medical facilities, government facilities and communication assets.

The Fund defines “sustainable companies” as companies which, through both their business operations and the impact of their products or services, have a positive environmental and/or social effect on their stakeholders. The Fund’s sustainability criteria states that the Fund will only invest in the shares of a company if Foresight Group LLP, the investment sub-adviser (the “Foresight Sub-Adviser” or “Sub-Adviser”), in its discretion, considers that the company delivers a net social or environmental benefit. In determining whether a company delivers a net social or environmental gain, the Sub-Adviser will assess company shares based on the ten principles of the United Nations Global Compact for business which cover areas including human rights, labor rights, environmental safeguards and combating bribery and corruption. The Sub-Adviser utilizes its own company research and the portfolio manager’s judgment to determine if a company is contributing positively to sustainable development. The Sub-Adviser may but is not obligated to consider external research from third-party providers.

The sustainable infrastructure companies in which the Fund invests will typically own and operate assets in the following infrastructure subsectors: renewable energy generation (e.g., offshore wind, onshore wind, solar energy, and hydro-electricity), core economic infrastructure (e.g., schools, hospitals and transport), property with infrastructure characteristics (e.g., social housing and medical facilities) and digital infrastructure (e.g., data centers and communications towers).

As a “global” Fund, under normal market conditions, the Fund will provide exposure to investments that are economically tied to at least three different countries, not including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S., including depositary receipts. The Fund considers a company to be located outside the U.S. when the company’s primary listing location or headquarters is outside of the U.S. No more than 50% of the Fund by value will be invested in shares of companies that have a primary listing in a single country.

The Fund may also invest in cash for liquidity and cash flow purposes and to pay Fund expenses and redemptions.

Sustainability considerations play an important role in the Sub-Adviser’s stock selection process. The Sub-Adviser uses a combination of qualitative and quantitative measurements when determining when a company meets the sustainability criteria. From a qualitative perspective, the Sub-Adviser’s due diligence process involves an initial framework driven approach assessing whether a company aligns with the 10 principles of the UN Global Compact (“UNGC”) combined with a qualitative assessment on whether the company’s strategy, economic activity, and fundamental purpose help to deliver environmental or social benefits. This is assessed on an ongoing basis through continued monitoring and engagement with the company. Ongoing engagement with holdings includes discussions to improve climate-related practices, change sustainability outcomes, and improve disclosures. Furthermore, the Sub-Adviser will undertake continued engagement with the company to ensure that the business model, sustainability strategy, investment strategy, and risk policies continue to align with the initial assessment. From a quantitative perspective, the Sub-Adviser may, but is not obligated to, assess, interpret and evaluate data and analysis provided by external research providers as part of its process. This is an important pillar upon which assessments of the continued compliance of securities to the Fund’s sustainability criteria is measured.

The Sub-Adviser continuously tracks the operational performance of the Fund’s holdings with a specific focus on impact metrics, ESG performance, and progress against targets and goals. For this purpose, impact metrics include carbon footprint as a proportion of enterprise value, the proportion of a company’s activities negatively affecting biodiversity-sensitive areas, violations of the UN Global Compact Principles, and board gender diversity. The Sub-Adviser has developed a data-driven proprietary monitoring system which evaluates holdings across multiple metrics and key performance indicators to enable the identification of relative weaknesses and evaluation of progress over the holding period. This engagement forms part of the ongoing monitoring process. If the Sub-Adviser believes that after initial due diligence, ongoing monitoring, and engagement a security no longer meets the threshold required to match the Fund’s sustainability criteria, the Sub-Adviser will not make any further investments in the company and, in an orderly fashion, will seek to sell its investment from such a company in a controlled and orderly manner.

The Sub-Adviser’s process in conducting its sustainability assessment involves:

•	Summarizing the overall due diligence findings related to sustainability of a company’s operations.
•	Reviewing assessments of each company’s compliance with the ten principles of the UNGC.
•	Assessing each asset / sector impact on the environment and society.
•	Conducting a review of each company’s strategy, sustainability integration and performance.
•	Identifying topics during due diligence for specific focus, key performance indicators, and engagement with management.
•	Summarizing the process and findings.

The process above includes quantitative and qualitative inputs with the overall goal to identify companies that meet the sustainable investment criteria of complying with the ten UNGC principles and delivering a net environmental and/or social benefit.

Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests in equity securities that its investment sub-adviser, Corbyn Investment Management, Inc. (the “Corbyn Sub-Adviser” or “Sub-Adviser”), believes are undervalued at the time of purchase and have the potential to provide capital appreciation, income, or a combination of both. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-sized capitalization U.S. companies (“mid cap companies”) at time of purchase which, for the purposes of the Fund, are those companies with market capitalizations similar to the market capitalizations of companies listed in the Russell Midcap® Index or the S&P MidCap 400® Index. The Fund’s equity securities investments may include common and preferred stocks of United States companies. As of March 31, 2026, the market capitalization of companies in the Russell Midcap® Index ranged from approximately $0.3 billion to $198 billion and the market capitalization of companies in the S&P MidCap 400® Index ranged from approximately $1.2 billion to $18.5 billion. The companies in which the Fund may invest are those the Sub-Adviser believes provide an attractive risk/reward value and are undervalued or inefficiently priced. The Sub-Adviser utilizes a research-intensive, bottom-up, fundamental “value” investing approach. The Sub-Adviser considers several factors, including, but not limited to, a company’s market position, management quality, balance sheet strength, free cash flow generation, and industry or company-specific catalysts. The Sub-Adviser may sell a security for a variety of reasons, including, but not limited to, when the Sub-Adviser’s analysis indicates that (1) continued investment in the security no longer represents a favorable risk-reward relationship; (2) a new security is determined to have a more attractive valuation; (3) the current business, future outlook or management of a particular company’s security has deteriorated; or (4) general market conditions favor a sale.